VIRTUS AllianzGI Focused Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021
($ reported in thousands)
	Shares	Value
Common Stocks—99.4%
Air Freight & Logistics—2.5%
GXO Logistics, Inc.(1)	226,065	$ 17,733
XPO Logistics, Inc.(1)	213,760	17,011
		34,744

Airlines—1.1%
Southwest Airlines Co.(1)	294,235	15,132
Automobiles—4.2%
Tesla, Inc.(1)	76,725	59,499
Biotechnology—3.9%
Horizon Therapeutics plc(1)	283,695	31,076
Moderna, Inc.(1)	62,345	23,994
		55,070

Capital Markets—3.0%
Morgan Stanley	437,505	42,574
Electrical Equipment—1.3%
Plug Power, Inc.(1)	732,270	18,702
Entertainment—1.5%
Walt Disney Co. (The)(1)	127,285	21,533
Healthcare Equipment & Supplies—3.4%
Align Technology, Inc.(1)	43,095	28,676
Cooper Cos., Inc. (The)	48,520	20,054
		48,730

Hotels, Restaurants & Leisure—2.9%
Caesars Entertainment, Inc.(1)	210,355	23,619
Chipotle Mexican Grill, Inc. Class A(1)	9,910	18,011
		41,630

Interactive Media & Services—11.2%
Alphabet, Inc. Class A(1)	28,385	75,888
Facebook, Inc. Class A(1)	209,710	71,173
Pinterest, Inc. Class A(1)	228,675	11,651
		158,712

	Shares	Value

Internet & Direct Marketing Retail—6.4%
Amazon.com, Inc.(1)	27,637	$ 90,789
IT Services—12.7%
EPAM Systems, Inc.(1)	56,030	31,964
Mastercard, Inc. Class A	193,270	67,196
PayPal Holdings, Inc.(1)	132,735	34,539
Square, Inc. Class A(1)	132,380	31,750
Twilio, Inc. Class A(1)	43,595	13,909
		179,358

Life Sciences Tools & Services—2.2%
Avantor, Inc.(1)	753,250	30,808
Machinery—2.0%
Deere & Co.	82,135	27,521
Multiline Retail—1.4%
Dollar General Corp.	94,905	20,133
Oil, Gas & Consumable Fuels—0.8%
Valero Energy Corp.	162,825	11,491
Personal Products—1.2%
Estee Lauder Cos., Inc. (The) Class A	57,710	17,309
Pharmaceuticals—3.2%
Eli Lilly & Co.	102,030	23,574
Zoetis, Inc. Class A	109,760	21,309
		44,883

Semiconductors & Semiconductor Equipment—8.3%
Lam Research Corp.	56,905	32,388
Microchip Technology, Inc.	107,030	16,428
NVIDIA Corp.	252,520	52,312
Skyworks Solutions, Inc.	99,255	16,355
		117,483

Software—11.7%
Crowdstrike Holdings, Inc. Class A(1)	101,920	25,050
Microsoft Corp.	496,885	140,082
		165,132

	Shares	Value

Specialty Retail—3.3%
Burlington Stores, Inc.(1)	91,380	$ 25,913
RH(1)	30,645	20,437
		46,350

Technology Hardware, Storage & Peripherals—9.6%
Apple, Inc.	964,385	136,460
Textiles, Apparel & Luxury Goods—1.6%
NIKE, Inc. Class B	160,020	23,240
Total Common Stocks (Identified Cost $719,286)		1,407,283

Total Long-Term Investments—99.4% (Identified Cost $719,286)		1,407,283

Short-Term Investment—0.7%
Money Market Mutual Fund—0.7%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(2)	9,479,188	9,479
Total Short-Term Investment (Identified Cost $9,479)		9,479

TOTAL INVESTMENTS—100.1% (Identified Cost $728,765)		$1,416,762
Other assets and liabilities, net—(0.1)%		(809)
NET ASSETS—100.0%		$1,415,953

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
See Notes to Schedule of Investments

VIRTUS AllianzGI Focused Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of September 30, 2021, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2021	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$1,407,283	$1,407,283
Money Market Mutual Fund	9,479	9,479
Total Investments	$1,416,762	$1,416,762
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2021.
There were no transfers into or out of Level 3 related to securities held at September 30, 2021.
See Notes to Schedule of Investments

VIRTUS ALLIANZGI FOCUSED GROWTH FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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